SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2024
SHARE-BASED PAYMENTS
Summary of equity award activity held by both the Company's employees and CIH's employees under the 1999 Plan, 2010 Plan and 2015 Plan

			Weighted-
		Weighted-	Average
		Average per	Remaining	Aggregate
Options Granted to Employees	Number of	share Exercise	Contractual	Intrinsic
and Directors	Shares	Price	Term (years)	Value
Outstanding, December 31, 2021	6,247,265	3.83	6.46	—
Forfeited	(99,620)	3.71
Expired	(275,620)	3.99
Exercised	(240)	6.10
Outstanding, December 31, 2022	5,871,785	3.82	5.57	—
Vested and expected to vest at December 31, 2022	5,871,785	3.82	5.57	—
Exercisable at December 31, 2022	5,637,960	3.86	5.53	—

			Weighted-
		Weighted-	Average
		Average per	Remaining	Aggregate
Options Granted to Employees	Number of	share Exercise	Contractual	Intrinsic
and Directors	Shares	Price	Term (years)	Value
Outstanding, December 31, 2022	5,871,785	3.82	5.57	—
Forfeited	(18,980)	6.46
Expired	(145,730)	5.54
Exercised	—	—
Outstanding, December 31, 2023	5,707,075	3.71	5.06	—
Vested at December 31, 2023	5,707,075	3.71	5.06	—
Exercisable at December 31, 2023	5,707,075	3.71	5.06	—

			Weighted-
		Weighted-	Average
		Average per	Remaining	Aggregate
Options Granted to Employees	Number of	share Exercise	Contractual	Intrinsic
and Directors	Shares	Price	Term (years)	Value
Outstanding, December 31, 2023	5,707,075	3.71	5.06	—
Forfeited	(135,230)	6.60
Expired	(8,380)	3.98
Exercised	—	—
Outstanding, December 31, 2024	5,563,465	3.64	4.70	—
Vested at December 31, 2024	5,563,465	3.64	4.70	—
Exercisable at December 31, 2024	5,563,465	3.64	4.70	—